UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09481
                               HUNTINGTON VA FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)

                                   Copies to:
             David C. Mahaffey, Esq., and Christine S. Boehme, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

       Registrant's telephone number, including area code: 1-800-544-8347

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004


Item 1. Portfolio of Investments.


Huntington VA Dividend Capture Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)


       Shares or    Security
  Principal Amount  Description                                                    Value
Common Stocks  (51.7%):
Aerospace/Defense  (0.4%):
            2,000  Northrop Grumman Corp.                              $          106,660
                                                                                  -------
Auto/Truck Parts & Equipment  (1.1%):
            7,500  General Motors Corp.                                           318,600
                                                                                  -------
Banks  (6.5%):
            6,000  Bank of America Corp.                                          259,980
           10,000  Citigroup, Inc.                                                441,200
            6,000  J.P. Morgan Chase & Co.                                        238,380
            6,500  SunTrust Banks, Inc.                                           457,664
            9,000  Wachovia Corp.                                                 422,550
                                                                                  -------
                                                                                1,819,774
Chemicals  (1.6%):
            7,000  Monsanto Co.                                                   254,940
            4,500  The Dow Chemical Co.                                           203,310
                                                                                  -------
                                                                                  458,250
Computer Services  (0.3%):
            5,000  Hewlett Packard Co.                                             93,750
                                                                                   ------
Computers  (0.6%):
            6,000  Microsoft Corp.                                                165,900
                                                                                  -------
Consumer Products  (0.7%):
            2,500  Fortune Brands, Inc.                                           185,225
                                                                                  -------
Diversified Operations  (0.2%):
              750  Ingersoll Rand Co.                                              50,978
                                                                                   ------
Drugs & Health Care  (1.1%):
           11,000  Bristol-Myers Squibb Co.                                       260,370
            1,000  Merck & Co., Inc.                                               33,000
                                                                                   ------
                                                                                  293,370
Electric Utility  (1.8%):
            8,000  Nisource, Inc.                                                 168,080
           11,000  The Southern Co.                                               329,780
                                                                                  -------
                                                                                  497,860
Electrical Components  (0.8%):
            4,000  Cooper Industries Ltd., Class A                                236,000
                                                                                  -------
Electronic Components  (0.7%):
           11,500  PerkinElmer, Inc.                                              198,030
                                                                                  -------
Entertainment  (0.7%):
            3,500  Harrah's Entertainment, Inc.                                   185,430
                                                                                  -------
Financial Services  (2.1%):
            5,000  American Capital Strategies Ltd.                               156,700
            7,000  Hartford Financial Services Group,                             433,510
                                                                                  -------
                   Inc.
                                                                                  590,210
Food & Beverages  (0.9%):
           14,500  Archer-Daniels-Midland Co.                                     246,210
                                                                                  -------
Hotels  (0.9%):
            5,250  Starwood Hotels & Resorts                                      243,705
                                                                                  -------
                   Worldwide, Inc.
Industrial  (0.7%):
            5,500  General Electric Co.                                           184,690
                                                                                  -------
Insurance  (4.5%):
            5,000  Ace Ltd.                                                       200,300
            6,250  Allstate Corp.                                                 299,938
           12,000  Lincoln National Corp.                                         564,000
            6,000  St. Paul Cos., Inc.                                            198,360
                                                                                  -------
                                                                                1,262,598
Machinery  (0.4%):
            1,500  Caterpillar, Inc.                                              120,675
                                                                                  -------
Miscellaneous Business Services  (0.3%):
            2,000  Ryder System, Inc.                                              94,080
                                                                                   ------
Oil Company - Exploration & Production  (0.9%):
            4,250  Kerr-McGee Corp.                                               243,313
                                                                                  -------
Paper & Allied Products  (0.3%):
            2,250  Georgia Pacific Corp.                                           80,888
                                                                                   ------
Petroleum & Petroleum Products  (6.6%):
            7,500  ConocoPhillips                                                 621,375
           16,000  Exxon Mobil Corp.                                              773,279
           11,000  Marathon Oil Corp.                                             454,080
                                                                                  -------
                                                                                1,848,734
Railroad Transportation  (1.4%):
           10,000  Burlington Northern Santa Fe Corp.                             383,100
                                                                                  -------
Real Estate Investment Trusts  (11.5%):
            3,000  Amli Residential Properties Trust                               91,650
            3,000  Archstone-Smith Trust                                           94,920
            3,750  Arden Realty, Inc.                                             122,175
            1,000  Avalonbay Communities, Inc.                                     60,220
            5,500  Bedford Property Investors, Inc.                               166,870
            5,000  Brandywine Realty Trust                                        142,400
            3,000  Camden Property Trust                                          138,600
            3,000  Capital Automotive Real Estate                                  93,810
                   Investment Trust, Inc.
            5,500  CarrAmerica Realty Corp.                                       179,850
            2,750  CBL & Associates Properties, Inc.                              167,613
            5,000  Colonial Properties Trust                                      201,100
            7,000  Cornerstone Realty Income Trust,                                68,320
                   Inc.
            4,500  Crescent Real Estate Equities Co.                               70,830
            8,500  Equity Inns, Inc.                                               83,980
            8,500  Equity Office Properties Trust                                 231,624
            3,750  Equity Residential Properties Trust                            116,250
            2,000  First Industrial Realty Trust, Inc.                             73,800
            3,500  General Growth Properties                                      108,500
            4,000  Glenborough Realty Trust, Inc.                                  83,080
            4,000  Health Care Real Estate Investment                             140,800
                    Trust, Inc.
            2,500  Kimco Realty Corp.                                             128,250
            5,000  Kramont Realty Trust                                            93,000
            1,500  Mack-Cali Realty Corp.                                          66,450
            4,000  New Plan Excel Realty Trust                                    100,000
            1,500  Public Storage, Inc.                                            74,325
            2,000  Realty Income Corp.                                             90,060
            1,000  Regency Centers Corp.                                           46,490
            2,500  Simon Property Group, Inc.                                     134,075
            1,000  The Macerich Co.                                                53,290
                                                                                   ------
                                                                                3,222,332
Restaurants  (0.7%):
            7,000  McDonald's Corp.                                               196,210
                                                                                  -------
Retail  (1.4%):
            9,000  Limited Brands                                                 200,610
            7,000  May Department Stores Co.                                      179,410
                                                                                  -------
                                                                                  380,020
Telephone & Telecommunications  (2.2%):
           21,500  Sprint Corp.                                                   432,795
            4,500  Verizon Communications, Inc.                                   177,210
                                                                                  -------
                                                                                  610,005
Travel Services  (0.4%):
            4,000  Sabre Holdings Corp., Class A                                   98,120
                                                                                   ------
Total Common Stocks (Cost $13,043,741)                                         14,414,717
                                                                               ----------

Preferred Stock  (43.0%):
Amusement Parks  (1.1%):
           12,000  The Walt Disney Co., 7.000%                                    318,120
                                                                                  -------
Auto-Cars/Light Trucks  (0.6%):
            6,000  General Motors Corp., 7.375%                                   153,780
                                                                                  -------
Bank Holding Companies  (0.9%):
            2,000  J.P. Morgan Chase & Co., Series X,                              52,480
                   7.000%
            7,700  Suntrust Capital IV, 7.125%                                    202,202
                                                                                  -------
                                                                                  254,682
Commercial Banks  (6.2%):
           13,100  ASBC Capital I, 7.625%                                         351,080
           10,000  Comerica Capital Trust I, 7.600%                               260,600
           19,600  Compass Capital, 7.350%                                        520,184
           15,000  Fleet Capital Trust VII, 7.200%                                393,750
            5,900  Fleet Capital Trust VIII, 7.200%                               155,347
            1,900  Provident Financial Group, Inc.,                                52,611
                                                                                   ------
                   8.375%
                                                                                1,733,572
Department Stores  (0.2%):
            2,400  Sears Roebuck Acceptance,                                       61,320
                                                                                   ------
                   7.000%
Electrical Services  (7.3%):
           19,000  Dominion CNG Capital Trust I,                                  508,250
                   7.800%
           12,000  Energy East Capital Trust I,                                   320,280
                   8.250%
           17,000  Entergy LA, Inc., 7.600%                                       454,240
            6,000  FPL Group, Inc., 8.000%                                        335,820
           16,000  Georgia Power Capital, 7.125%                                  421,440
                                                                                  -------
                                                                                2,040,030
Financial Services  (10.0%):
              650  BancWest Capital I, 9.500%                                      17,680
            9,600  Everest Cap Trust 7.850%                                       263,040
           13,500  Hartford Life Capital II, Series B,                            355,995
                   7.625%
           12,000  Household Capital Trust V, Series X,                           316,200
                   10.000%
           10,000  Merrill Lynch Capital Trust V, 7.280%                          270,000

           19,000  Morgan Stanley Capital Trust II,                               499,320
                   7.250%
           16,000  National Commerce Capital Trust II,                            428,160
                   7.700% (c)
            8,600  SLM Corp., 6.000%                                              209,754
           16,000  Wells Fargo Capital Trust IV,                                  417,280
                                                                                  -------
                   7.000%
                                                                                2,777,429
Fire, Marine & Casualty Insurance  (3.3%):
           14,400  Ace Ltd., Series C, 7.800%                                     387,360
           19,400  Partnerre Capital Trust I, 7.900%                              521,860
                                                                                  -------
                                                                                  909,220
Gas & Natural Gas  (1.3%):
            7,000  Keyspan Corp., 8.750%                                          371,000
                                                                                  -------
Insurance Carriers  (0.4%):
            5,000  Travelers Property Casualty Corp.,                             113,400
                                                                                  -------
                   4.500%
Life/Health Insurance  (5.1%):
           18,000  Aetna, Inc., 8.500%                                            484,380
           13,000  Lincoln National Capital V, Series E,                          344,500
                    7.650%
           19,000  PLC Capital Trust, 7.250%                                      501,410
            1,300  Torchmark Capital Trust I, 7.750%                               34,996
            1,900  Torchmark Capital Trust II, 7.750%                              50,179
                                                                                   ------
                                                                                1,415,465
Personal Credit Institutions  (0.2%):
            2,000  General Electric Capital Corp.,                                 50,800
                                                                                   ------
                   6.100%
Property & Casualty Insurance  (0.3%):
            3,000  Chubb Corp., 7.000%                                             84,900
                                                                                   ------
Real Estate Investment Trusts  (3.2%):
           10,000  HRPT Properties Trust, Series A,                               272,800
                   9.875%
           12,000  Prologis Trust, Series F, 6.750%                               300,600
           12,500  Public Storage, Series R, 8.000%                               330,250
                                                                                  -------
                                                                                  903,650
Reinsurance  (1.4%):
           15,300  RenaissanceRe Holdings Ltd.,                                   404,685
                                                                                  -------
                   Series B, 7.300%
Telecommunication  (0.2%):
            2,000  SBC Communications, Inc.,                                       52,080
                                                                                   ------
                   7.000%
Telephone Communication  (1.3%):
            7,000  Alltel Corp., 7.750%                                           362,320
                                                                                  -------
Total Preferred Stock (Cost $12,034,524)                                       12,006,453
                                                                               ----------

Mutual Funds  (4.0%):
Exchange Traded Funds  (4.0%):
           18,000  AMEX Technology SPDR                                           344,160
            7,000  SPDR Trust, Series 1 (c)                                       782,460
                                                                                  -------
Total Mutual Funds (Cost $1,081,245)                                            1,126,620
                                                                                ---------

Cash Equivalent  (1.0%):
          284,326  Huntington Money Market Fund,                                  284,326
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $284,326)                                             284,326
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending  (4.2%):
       $1,182,750  Pool of various securities for Huntington
VA                                                                              1,182,750
                                                                                ---------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities
Lending (Cost $1,182,750)                                                       1,182,750
                                                                                ---------


Total Investments (Cost $27,626,586) (a)   -   103.9%                          29,014,866
Liabilities in Excess of Other Assets   -   (3.9)%                            (1,103,758)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       27,911,108
                                                                               ==========
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $1,611,753
      Unrealized depreciation                          (223,473)
                                             --------------------

      Net unrealized appreciation                     $1,388,280
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.









Huntington VA Growth Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



                   Security
         Shares   Description                                                      Value
Common Stocks  (92.2%):
Apparel & Textiles  (1.0%):
            3,750  Cintas Corp.                                        $          157,650
                                                                                  -------
Banks  (2.1%):
            2,550  Northern Trust Corp.                                           104,040
            2,523  State Street Corp.                                             107,757
            3,383  Washington Mutual, Inc.                                        132,208
                                                                                  -------
                                                                                  344,005
Beverages  (1.8%):
            6,000  PepsiCo, Inc.                                                  291,900
                                                                                  -------
Broadcast Services & Programming  (0.3%):
            5,203  Liberty Media Corp., Class A (b)                                45,370
                                                                                   ------
Chemicals  (2.9%):
            5,205  Du Pont (E.I.) de Nemours & Co.                                222,774
            8,029  Ecolab, Inc.                                                   252,432
                                                                                  -------
                                                                                  475,206
Computer Services  (1.6%):
            6,712  Hewlett Packard Co.                                            125,850
            5,600  Sungard Data Systems, Inc. (b)                                 133,112
                                                                                  -------
                                                                                  258,962
Computers  (10.1%):
            9,744  Cisco Systems, Inc. (b)                                        176,366
           10,000  Computer Sciences Corp. (b)                                    471,000
            4,698  Dell, Inc. (b)                                                 167,249
              620  EMC Corp. (b)                                                    7,155
            2,999  International Business Machines                                257,134
                   Corp.
           17,308  Microsoft Corp.                                                478,567
              342  Network Appliance, Inc. (b)                                      7,866
            8,620  Oracle Corp. (b)                                                97,234
                                                                                   ------
                                                                                1,662,571
Cosmetics/Toiletries  (4.5%):
            4,248  Colgate-Palmolive Co.                                          191,925
            9,928  Procter & Gamble Co.                                           537,303
                                                                                  -------
                                                                                  729,228
Drugs & Health Care  (8.7%):
            2,691  Abbott Laboratories                                            113,991
            2,500  Amgen, Inc. (b)                                                141,700
            2,290  IMS Health, Inc.                                                54,777
            5,622  Merck & Co., Inc.                                              185,526
           13,122  Pfizer, Inc.                                                   401,533
            8,433  Schering-Plough Corp.                                          160,733
            5,465  Wyeth                                                          204,391
            2,000  Zimmer Holdings, Inc. (b)                                      158,080
                                                                                  -------
                                                                                1,420,731
Electric Utility  (0.0%):
              187  Duke Energy Corp.                                                4,280
                                                                                    -----
Electronic Components  (1.2%):
            6,100  Molex, Inc.                                                    181,902
            2,201  Solectron Corp. (b)                                             10,895
                                                                                   ------
                                                                                  192,797
Financial Services  (2.9%):
            3,591  American Express Co.                                           184,792
            2,489  Franklin Resources, Inc.                                       138,787
            2,854  T. Rowe Price Group, Inc.                                      145,383
                                                                                  -------
                                                                                  468,962
Food & Beverages  (4.7%):
            6,000  Anheuser Busch Companies, Inc.                                 299,700
            3,112  J.M. Smuckers Co.                                              138,204
            5,290  Wm. Wrigley Jr. Co.                                            334,910
                                                                                  -------
                                                                                  772,814
Industrial  (5.0%):
           24,245  General Electric Co.                                           814,147
                                                                                  -------
Industrial Conglomerates  (3.5%):
            6,136  Illinois Tool Works, Inc.                                      571,691
                                                                                  -------
Instruments - Scientific  (0.8%):
            2,648  Millipore Corp. (b)                                            126,707
                                                                                  -------
Insurance  (5.9%):
           10,808  American International Group, Inc.                             734,836
                2  Berkshire Hathaway, Inc., Class A (b)                          173,300
            1,457  St. Paul Cos., Inc.                                             48,168
                                                                                   ------
                                                                                  956,304
Medical & Medical Services  (9.4%):
            7,500  Baxter International, Inc.                                     241,200
            3,700  Biomet, Inc.                                                   173,456
            2,700  Dentsply International, Inc.                                   140,238
              269  Hospira, Inc. (b)                                                8,231
            7,000  Invacare Corp.                                                 322,000
            2,827  Johnson & Johnson                                              159,245
            1,968  Medco Health Solutions, Inc. (b)                                60,811
            2,015  Medtronic, Inc.                                                104,579
            6,530  Stryker Corp.                                                  313,962
                                                                                  -------
                                                                                1,523,722
Miscellaneous Business Services  (3.6%):
            7,887  Automatic Data Processing, Inc.                                325,891
            7,500  Iron Mountain, Inc. (b)                                        253,875
                                                                                  -------
                                                                                  579,766
Multimedia  (0.8%):
              260  Liberty Media International, Inc. (b)                            8,674
            7,677  Time Warner, Inc. (b)                                          123,907
                                                                                  -------
                                                                                  132,581
Office Supplies  (2.6%):
            6,337  Avery Dennison Corp.                                           416,848
                                                                                  -------
Petroleum & Petroleum Products  (2.9%):
            7,217  Anadarko Petroleum Corp.                                       478,920
                                                                                  -------
Printing & Publishing  (1.2%):
            1,931  Media General, Inc., Class A                                   108,040
            2,408  Viacom, Inc., Class B                                           80,812
                                                                                   ------
                                                                                  188,852
Retail  (7.5%):
           14,278  Home Depot, Inc.                                               559,698
            3,839  Kohl's Corp. (b)                                               185,001
            3,441  Wal-Mart Stores, Inc.                                          183,061
            8,060  Walgreen Co.                                                   288,790
                                                                                  -------
                                                                                1,216,550
Semi-Conductors/Instruments  (1.2%):
            3,784  Analog Devices, Inc.                                           146,743
              663  Applied Materials, Inc. (b)                                     10,933
            1,493  Texas Instruments, Inc.                                         31,771
                                                                                   ------
                                                                                  189,447
Technology  (1.9%):
           15,574  Intel Corp.                                                    312,414
                                                                                  -------
Telephone & Telecommunications  (1.6%):
            4,130  Qualcomm, Inc.                                                 161,235
            4,308  Vodafone Group PLC ADR                                         103,866
                                                                                  -------
                                                                                  265,101
Transport - Marine  (0.5%):
            1,859  Carnival Corp.                                                  87,912
                                                                                   ------
Wholesale Distribution  (2.0%):
           10,675  SYSCO Corp.                                                    319,396
                                                                                  -------
Total Common Stocks (Cost $14,295,296)                                         15,004,834
                                                                               ----------

Mutual Funds  (1.3%):
Exchange Traded Funds  (1.3%):
            2,675  NASDAQ 100 Index Fund                                           93,946
            1,020  SPDR Trust, Series 1                                           114,016
                                                                                  -------
Total Mutual Funds (Cost $177,194)                                                207,962
                                                                                  -------

Cash Equivalent  (6.5%):
        1,065,236  Huntington Money Market Fund,                                1,065,236
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,065,236)                                         1,065,236
                                                                                ---------



Total Investments (Cost $15,537,726) (a)   -   100.0%                          16,278,032
Other Assets in Excess of Liabilities   -   0.0%                                    3,625

NET ASSETS   -   100.0%                                                $       16,281,657
                                                                               ==========
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $1,272,908
      Unrealized depreciation                          (532,602)
                                             --------------------

      Net unrealized appreciation                       $740,306
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.






Huntington VA Income Equity Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)



        Shares or     Security
    Principal Amount  Description                                                    Value
Common Stocks  (99.0%):
Auto/Truck Parts & Equipment  (4.5%):
           19,600  Genuine Parts Co.                                   $          752,248
            9,300  Johnson Controls, Inc.                                         528,333
                                                                                  -------
                                                                                1,280,581
Banks  (23.2%):
           25,400  AmSouth Bancorporation                                         619,760
           15,300  Bank of America Corp.                                          662,949
           14,500  Citigroup, Inc.                                                639,740
            8,600  Comerica, Inc.                                                 510,410
           18,300  J.P. Morgan Chase & Co.                                        727,059
           23,800  MBNA Corp.                                                     599,760
           25,600  National City Corp.                                            988,672
           22,300  Regions Financial Corp.                                        737,238
           10,200  U.S. Bancorp                                                   294,780
            7,600  Wachovia Corp.                                                 356,820
           13,000  Washington Mutual, Inc.                                        508,040
                                                                                  -------
                                                                                6,645,228
Chemicals  (4.3%):
           23,700  Monsanto Co.                                                   863,154
            6,000  PPG Industries, Inc.                                           367,680
                                                                                  -------
                                                                                1,230,834
Computer Services  (6.3%):
            8,000  Diebold, Inc.                                                  373,600
           13,800  Pitney Bowes, Inc.                                             608,580
           27,200  Symbol Technologies, Inc.                                      343,808
           13,700  Thompson Corp.                                                 475,253
                                                                                  -------
                                                                                1,801,241
Computers  (1.1%):
           11,200  Microsoft Corp.                                                309,680
                                                                                  -------
Consumer Products  (2.2%):
            8,400  Fortune Brands, Inc.                                           622,356
                                                                                  -------
Diversified Operations  (2.3%):
           10,100  Textron, Inc.                                                  649,127
                                                                                  -------
Drugs & Health Care  (4.3%):
           25,700  Bristol-Myers Squibb Co.                                       608,319
           16,400  Wyeth                                                          613,360
                                                                                  -------
                                                                                1,221,679
Electric Utility  (2.8%):
           14,800  Duke Energy Corp. (c)                                          338,772
            5,800  Exelon Corp.                                                   212,802
           11,400  Nisource, Inc.                                                 239,514
                                                                                  -------
                                                                                  791,088
Food & Beverages  (1.2%):
           13,900  ConAgra Foods, Inc.                                            357,369
                                                                                  -------
Gas & Natural Gas  (1.5%):
           10,300  Peoples Energy Corp.                                           429,304
                                                                                  -------
Household Products  (0.7%):
            3,900  Clorox Co.                                                     207,870
                                                                                  -------
Industrial  (2.5%):
           21,700  General Electric Co.                                           728,686
                                                                                  -------
Insurance  (8.9%):
           10,100  Ace Ltd.                                                       404,606
           12,500  Allstate Corp.                                                 599,875
           13,800  Lincoln National Corp.                                         648,600
           15,300  Unitrin, Inc.                                                  636,021
            3,600  XL Capital Ltd.                                                266,364
                                                                                  -------
                                                                                2,555,466
Miscellaneous Business Services  (1.1%):
            7,300  Automatic Data Processing, Inc.                                301,636
                                                                                  -------
Oil Company - Exploration & Production  (6.0%):
           13,200  Kerr-McGee Corp.                                               755,700
           17,200  Occidental Petroleum Corp.                                     961,996
                                                                                  -------
                                                                                1,717,696
Petroleum & Petroleum Products  (12.1%):
           20,500  ChevronTexaco Corp.                                          1,099,620
            7,100  ConocoPhillips                                                 588,235
           17,400  Exxon Mobil Corp.                                              840,942
            9,800  Marathon Oil Corp.                                             404,544
           10,500  Royal Dutch Petroleum Co. ADR                                  541,800
                                                                                  -------
                                                                                3,475,141
Printing & Publishing  (4.6%):
            4,900  Gannett Co., Inc.                                              410,424
           29,200  R.R. Donnelley & Sons Co.                                      914,544
                                                                                  -------
                                                                                1,324,968
Retail  (2.0%):
           22,300  May Department Stores Co.                                      571,549
                                                                                  -------
Telephone & Telecommunications  (6.3%):
           16,200  Alltel Corp.                                                   889,542
           25,300  Nokia Corp. ADR                                                347,116
           11,100  SBC Communications, Inc.                                       288,045
            7,300  Verizon Communications, Inc.                                   287,474
                                                                                  -------
                                                                                1,812,177
Textiles  (1.1%):
            6,200  V.F. Corp.                                                     306,590
                                                                                  -------
Total Common Stocks (Cost $25,412,427)                                         28,340,266
                                                                               ----------

Cash Equivalent  (0.8%):
          238,593  Huntington Money Market Fund,                                  238,593
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $238,593)                                             238,593
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending  (1.1%):
         $302,250  Pool of various securities for Huntington VA                   302,250
                                                                                  -------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $302,250)
           302,250



Total Investments (Cost $25,953,270) (a)   -   100.9%                          28,881,109
Liabilities in Excess of Other Assets   -   (0.9)%                              (256,780)

NET ASSETS   -   100.0%                                                $       28,624,329
                                                                               ==========
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $3,150,004
      Unrealized depreciation                          (222,165)
                                             --------------------

      Net unrealized appreciation                     $2,927,839
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington VA International Equity Fund
Portfolio of Investments                                   September 30, 2004
(Unaudited)



                   Security
         Shares   Description                                                      Value
Common Stocks  (88.3%):
Brazil  (0.9%):
Oil & Gas  (0.9%):
               70  Petroleo Brasileiro SA ADR                          $            2,468
                                                                                    -----
Canada  (4.6%):
Transportation & Shipping  (2.2%):
              500  CP Ships Ltd. ADR                                                6,120
                                                                                    -----
Oil & Gas  (2.4%):
              150  Encana Corp. ADR                                                 6,945
                                                                                    -----
                                                                                   13,065
France  (11.2%):
Insurance  (1.9%):
              270  Axa ADR                                                          5,476
                                                                                    -----
Food & Beverage  (4.2%):
              740  Groupe Danone ADR                                               11,617
                                                                                   ------
Water Treatments  (2.2%):
              290  Suez SA ADR                                                      6,264
                                                                                    -----
Oil & Gas  (2.9%):
               80  Total SA ADR                                                     8,174
                                                                                    -----
                                                                                   31,531
Germany  (2.8%):
Computer Software  (2.8%):
              200  SAP AG ADR                                                       7,790
                                                                                    -----
Ireland  (3.3%):
Building Products  (3.3%):
              390  CRH PLC ADR                                                      9,224
                                                                                    -----
Japan  (13.7%):
Computer Services/Software  (2.6%):
              160  Canon, Inc. ADR                                                  7,546
                                                                                    -----
Electronics  (6.1%):
              740  Matsushita Electric Industrial Co.                               9,930
                                                                                    -----
                   Ltd. ADR
                                                                                   17,495
Commercial Banks  (2.5%):
              890  Mitsubishi Tokyo Financial Group,                                7,423
                                                                                    -----
                   Inc. ADR
Electronics  (6.1%):
              550  Sharp Corp. ADR                                                  7,565
                                                                                    -----
                                                                                   17,495
Cosmetics & Toiletries  (2.0%):
              470  Shiseido Co. Ltd. ADR                                            5,778
                                                                                    -----
                                                                                   38,242
Mexico  (2.1%):
Construction Materials & Supplies  (2.1%):
              208  Cemex SA ADR                                                     5,853
                                                                                    -----
Netherlands  (6.9%):
Insurance  (2.3%):
              266  ING Group NV ADR                                                 6,724
                                                                                    -----
Electronics  (2.3%):
              280  Philips Electronics NV ADR                                       6,415
                                                                                    -----
Transportation  (2.3%):
              260  TPG NV ADR                                                       6,370
                                                                                    -----
                                                                                   19,509
Netherlands Antilles  (2.6%):
Oil-Field Services  (2.6%):
              110  Schlumberger Ltd. ADR                                            7,404
                                                                                    -----
Singapore  (1.4%):
Telecommunications  (1.4%):
              269  Singapore Telecommunications Ltd.                                4,005
                                                                                    -----
                   ADR
South Korea  (2.8%):
Steel  (2.1%):
              160  POSCO ADR                                                        6,056
                                                                                    -----
Telephone Communications  (0.7%):
              100  SK Telecom Co. Ltd. ADR                                          1,945
                                                                                    -----
                                                                                    8,001
Spain  (6.7%):
Banks  (2.1%):
              430  Banco Bilbao Vizcaya SA ADR                                      5,934
                                                                                    -----
Electric Integrated  (2.0%):
              300  Endesa SA ADR                                                    5,733
                                                                                    -----
Telephone Communications  (2.6%):
              160  Telefonica SA ADR                                                7,198
                                                                                    -----
                                                                                   18,865
Sweden  (2.6%):
Manufacturing - Consumer Goods  (2.6%):
              200  Electrolux AB, Series B ADR                                      7,348
                                                                                    -----
Switzerland  (8.9%):
Medical-Drugs  (4.5%):
              270  Novartis AG ADR                                                 12,601
                                                                                   ------
Chemicals-Specialty  (2.4%):
              350  Syngenta AG ADR                                                  6,682
                                                                                    -----
Banking/Insurance  (2.0%):
               80  UBS AG                                                           5,626
                                                                                    -----
                                                                                   24,909
United Kingdom  (17.8%):
Commercial Banks  (2.1%):
              150  Barclays PLC ADR                                                 5,804
                                                                                    -----
Oil & Gas  (1.5%):
               75  BP PLC ADR                                                       4,315
                                                                                    -----
Food & Beverage  (2.5%):
              230  Cadbury Schweppes PLC ADR                                        7,109
                                                                                    -----
Medical-Drugs  (3.0%):
              190  GlaxoSmithkline PLC ADR                                          8,309
                                                                                    -----
Multi-Media  (3.5%):
              900  Pearson PLC ADR                                                  9,747
                                                                                    -----
Metals  (2.3%):
               60  Rio Tinto PLC ADR                                                6,519
                                                                                    -----
Diversified Operations  (2.9%):
              415  Tomkins PLC ADR (b)                                              8,034
                                                                                    -----
                                                                                   49,837
Total Common Stocks (Cost $249,524)                                               248,051
                                                                                  -------

Mutual Funds  (5.2%):
India  (1.9%):
Management Investment Operation  (1.9%):
              240  Morgan Stanley India Investment                                  5,470
                                                                                    -----
                   Fund
Japan  (3.3%):
Management Investment Operation  (3.3%):
              950  iShares MSCI Japan  Index Fund                                   9,215
                                                                                    -----
Total Mutual Funds (Cost $15,606)                                                  14,685
                                                                                   ------



Total Investments (Cost $265,130) (a)   -   93.5%                                 262,736
Other Assets in Excess of Liabilities   -   6.5%                                   18,327
                                                                                   ------

NET ASSETS   -   100.0%                                                $          281,063
                                                                                  =======
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                             $8,730
      Unrealized depreciation                           (11,124)
                                             --------------------

      Net unrealized appreciation                       ($2,394)
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.






Huntington VA Macro 100 Fund
Portfolio of Investments                                 September 30, 2004
(Unaudited)



                  Security
         Shares   Description                                                      Value
Common Stocks  (94.6%):
Aerospace & Defense  (1.1%):
              283  Raytheon Co.                                        $           10,748
                                                                                   ------
Auto/Truck Parts & Equipment  (0.6%):
              145  Genuine Parts Co.                                                5,565
                                                                                    -----
Banks  (19.6%):
              212  AmSouth Bancorporation                                           5,173
            1,088  Bank of America Corp.                                           47,144
              225  BB&T Corp.                                                       8,930
              244  Countrywide Credit Industries, Inc.                              9,611
              111  First Horizon National Corp.                                     4,813
              297  Regions Financial Corp.                                          9,819
              161  SouthTrust Corp.                                                 6,707
              114  SunTrust Banks, Inc.                                             8,027
              742  U.S. Bancorp                                                    21,444
              492  Wachovia Corp.                                                  23,099
              367  Washington Mutual, Inc.                                         14,342
              631  Wells Fargo & Co.                                               37,627
                                                                                   ------
                                                                                  196,736
Beer, Wine, & Distilled Beverages  (0.7%):
               30  Adolph Coors Co., Class B                                        2,038
              106  Brown-Forman Corp.                                               4,854
                                                                                    -----
                                                                                    6,892
Chemicals  (0.5%):
               84  PPG Industries, Inc.                                             5,148
                                                                                    -----
Communications Equipment  (1.9%):
              122  Comverse Technology, Inc. (b)                                    2,297
              484  Nextel Communications, Inc., Class A (b)                        11,538
               89  Scientific-Atlanta, Inc.                                         2,307
              356  Tellabs, Inc. (b)                                                3,272
                                                                                    -----
                                                                                   19,414
Computer Services  (5.0%):
              239  Ebay, Inc. (b)                                                  21,973
              246  Jabil Circuit, Inc. (b)                                          5,658
              245  Veritas Software Corp. (b)                                       4,361
              527  Yahoo, Inc. (b)                                                 17,871
                                                                                   ------
                                                                                   49,863
Computers  (16.6%):
            2,441  Cisco Systems, Inc. (b)                                         44,182
              179  Citrix Systems, Inc. (b)                                         3,136
              252  Computer Associates International, Inc.                          6,628
              125  Computer Sciences Corp. (b)                                      5,888
              951  Dell, Inc. (b)                                                  33,856
            1,727  Microsoft Corp.                                                 47,752
            2,105  Oracle Corp. (b)                                                23,744
                                                                                   ------
                                                                                  165,186
Computers, Peripherals & Software  (2.4%):
              137  Adobe Systems, Inc.                                              6,777
              445  Advanced Micro Devices, Inc. (b)                                 5,785
              153  BMC Software, Inc. (b)                                           2,419
              302  Novell, Inc. (b)                                                 1,906
              416  Parametric Technology Corp. (b)                                  2,196
              425  Unisys Corp. (b)                                                 4,386
                                                                                    -----
                                                                                   23,469
Diversified Operations  (0.6%):
               83  Ingersoll Rand Co.                                               5,642
                                                                                    -----
Electrical Components  (0.3%):
               53  Cooper Industries Ltd., Class A                                  3,127
                                                                                    -----
Electronic Components  (2.2%):
              277  Agilent Technologies, Inc. (b)                                   5,976
              431  Applied Micro Circuits Corp. (b)                                 1,349
              208  Broadcom Corp., Class A (b)                                      5,676
              360  Sanmina Corp. (b)                                                2,538
              812  Solectron Corp. (b)                                              4,019
               81  Thomas & Betts Corp.                                             2,172
                                                                                    -----
                                                                                   21,730
Financial Services  (8.3%):
              473  American Express Co.                                            24,340
               98  Capital One Financial Corp.                                      7,242
              277  E*Trade Group, Inc. (b)                                          3,163
              114  Franklin Resources, Inc.                                         6,357
               70  Golden West Financial Corp.                                      7,767
              217  Janus Capital Group, Inc.                                        2,953
              132  Marshall & Ilsley Corp.                                          5,320
              300  Providian Financial Corp. (b)                                    4,662
              195  SLM Corp.                                                        8,697
               69  T. Rowe Price Group, Inc.                                        3,515
              623  The Charles Schwab Corp.                                         5,725
               51  Zions Bancorporation                                             3,113
                                                                                    -----
                                                                                   82,854
Food & Beverages  (4.2%):
              274  Coca-Cola Enterprises, Inc.                                      5,179
              910  The Coca-Cola Co.                                               36,445
                                                                                   ------
                                                                                   41,624
Hotels  (0.4%):
              194  Hilton Hotels Corp.                                              3,655
                                                                                    -----
Life Insurance  (0.6%):
              156  Principal Financial Group                                        5,611
                                                                                    -----
Machinery  (0.5%):
              124  Rockwell International Corp.                                     4,799
                                                                                    -----
Metals & Mining  (1.3%):
              142  Freeport-McMoran Copper & Gold,                                  5,751
                   Inc., Class B
               74  Phelps Dodge Corp.                                               6,810
                                                                                    -----
                                                                                   12,561
Miscellaneous Business Services  (1.7%):
               94  Autodesk, Inc.                                                   4,571
               52  Ryder System, Inc.                                               2,446
              135  Symantec Corp. (b)                                               7,409
               66  Waters Corp. (b)                                                 2,911
                                                                                    -----
                                                                                   17,337
Real Estate Investment Trusts  (1.0%):
              148  Prologis Trust                                                   5,216
               98  Simon Property Group, Inc.                                       5,255
                                                                                    -----
                                                                                   10,471
Retail  (5.9%):
              168  Circuit City Stores, Inc.                                        2,577
              404  Gap, Inc.                                                        7,555
              815  Home Depot, Inc.                                                31,947
              310  Lowe's Cos., Inc.                                               16,849
                                                                                   ------
                                                                                   58,928
Semi-Conductors/Instruments  (3.9%):
              200  Analog Devices, Inc.                                             7,756
              679  LSI Logic Corp. (b)                                              2,926
              331  National Semiconductor Corp. (b)                                 5,127
              206  NVIDIA Corp. (b)                                                 2,991
              360  PMC-Sierra, Inc. (b)                                             3,172
               73  QLogic Corp. (b)                                                 2,162
              707  Texas Instruments, Inc.                                         15,045
                                                                                   ------
                                                                                   39,179
Technology  (8.3%):
              854  ADC Telecommunications, Inc. (b)                                 1,546
              265  Altera Corp. (b)                                                 5,186
              390  Compuware Corp. (b)                                              2,009
            2,260  Intel Corp.                                                     45,335
               96  Intuit, Inc. (b)                                                 4,358
               65  Lexmark International Group, Inc. (b)                            5,461
              147  Linear Technology Corporation                                    5,327
              156  Maxim Integrated Products, Inc.                                  6,597
               62  Mercury Interactive Corporation (b)                              2,163
              178  Xilinx, Inc.                                                     4,806
                                                                                    -----
                                                                                   82,788
Telephone & Telecommunications  (5.1%):
              836  Ciena Corp. (b)                                                  1,655
              833  JDS Uniphase Corp. (b)                                           2,807
            1,906  Lucent Technologies, Inc. (b)                                    6,042
              926  Motorola, Inc.                                                  16,705
              618  Qualcomm, Inc.                                                  24,127
                                                                                   ------
                                                                                   51,336
Textiles  (0.3%):
               61  V.F. Corp.                                                       3,016
                                                                                    -----
Tobacco  (0.5%):
               79  Reynolds American, Inc.                                          5,375
                                                                                    -----
Transport - Marine  (1.1%):
              241  Carnival Corp.                                                  11,397
                                                                                   ------
Total Common Stocks (Cost $938,977)                                               944,452
                                                                                  -------

Cash Equivalent  (5.3%):
           52,568  Huntington Money Market Fund,                                   52,568
                                                                                   ------
                   Interfund Class *
Total Cash Equivalent (Cost $52,568)                                               52,568
                                                                                   ------



Total Investments (Cost $991,545) (a)   -   99.9%                                 997,019
Other Assets in Excess of Liabilities   -   0.1%                                      940
                                                                                      ---

NET ASSETS   -   100.0%                                                $          997,959
                                                                                  =======
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                            $36,913
      Unrealized depreciation                           (31,439)
                                             --------------------

      Net unrealized appreciation                         $5,474
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.













Huntington VA Mid Corp America Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)



       Shares or     Security
    Principal Amount Description                                                    Value
Common Stocks  (87.4%):
Aerospace & Defense  (0.7%):
            1,675  Alliant Techsystems, Inc. (b)                       $          101,338
                                                                                  -------
Amusement & Recreation Services  (0.2%):
              900  Boyd Gaming Corp.                                               25,335
                                                                                   ------
Apparel & Textiles  (1.9%):
            1,300  G & K Services, Inc., Class A                                   51,662
              828  Jones Apparel Group, Inc.                                       29,642
            3,444  Liz Claiborne, Inc.                                            129,908
            1,100  Reebok International Ltd.                                       40,392
            1,400  UniFirst Corp.                                                  40,040
                                                                                   ------
                                                                                  291,644
Auto/Truck Parts & Equipment  (1.3%):
            3,888  Adesa, Inc. (b)                                                 63,880
              400  Cummins Engine, Inc.                                            29,556
            1,300  Oshkosh Truck Corp.                                             74,178
              895  Superior Industries International,                              26,805
                                                                                   ------
                   Inc.
                                                                                  194,419
Banks  (5.8%):
            1,400  Amcore Financial, Inc.                                          39,732
            1,700  BancorpSouth, Inc.                                              39,083
            2,700  Banknorth Group, Inc.                                           94,500
            1,666  BOK Financial Corp. (b)                                         74,320
            2,000  Chittenden Corp.                                                54,500
            2,421  Compass Bancshares, Inc.                                       106,088
            2,832  First Horizon National Corp.                                   122,795
              855  Fulton Financial Corp.                                          18,297
            1,400  M & T Bank Corp.                                               133,979
            2,400  National Commerce Financial Corp.                               82,104
              533  New York Community Bancorp, Inc.                                10,948
            2,964  TCF Financial Corp.                                             89,780
                                                                                   ------
                                                                                  866,126
Beer, Wine, & Distilled Beverages  (0.6%):
            1,360  Adolph Coors Co., Class B                                       92,371
                                                                                   ------
Biotechnology  (1.1%):
            1,186  Cephalon, Inc. (b)                                              56,809
            2,078  Invitrogen Corp. (b)                                           114,270
                                                                                  -------
                                                                                  171,079
Building & Construction  (4.6%):
            1,400  Beazer Homes USA, Inc. (c)                                     149,646
            1,400  Centex Corp.                                                    70,644
            3,000  D. R. Horton, Inc.                                              99,330
            1,031  Eagle Materials, Inc.                                           73,510
              300  Hovnanian Enterprises , Class A (b)                             12,030
            2,238  Insituform Technologies, Inc., Class A (b)                      41,783
              700  Lafarge North America Corp.                                     32,823
            3,622  Pulte Homes, Inc.                                              222,282
                                                                                  -------
                                                                                  702,048
Chemicals  (2.0%):
            3,300  Albemarle Corp.                                                115,797
            1,558  Cytec Industries, Inc.                                          76,264
            1,360  Lubrizol Corp.                                                  47,056
            1,100  Minerals Technologies, Inc.                                     64,746
                                                                                   ------
                                                                                  303,863
Circuits  (0.1%):
              900  Integrated Device Technology, Inc. (b)                           8,577
                                                                                    -----
Communications Equipment  (2.9%):
            1,900  Advanced Fibre Communications,                                  30,210
                   Inc. (b)
              900  Harris Corp.                                                    49,446
            4,259  L-3 Communications Corp.                                       285,353
            2,628  Scientific-Atlanta, Inc.                                        68,118
                                                                                   ------
                                                                                  433,127
Computer Services  (2.7%):
            3,075  Activision, Inc. (b)                                            42,650
            1,059  Affiliated Computer Services, Inc. (b)                          58,955
            4,500  Intergraph Corp. (b)                                           122,265
            3,200  JDA Software Group, Inc. (b)                                    34,624
              300  Pinnacle Systems, Inc. (b)                                       1,251
              898  SafeNet, Inc. (b)                                               23,689
            5,341  Sungard Data Systems, Inc. (b)                                 126,956
                                                                                  -------
                                                                                  410,390
Computers  (1.0%):
            2,500  Advanced Digital Information Corp. (b)                          21,750
              974  NCR Corp. (b)                                                   48,301
            1,440  Progress Software Corp. (b)                                     28,656
            1,900  Storage Technology Corp. (b)                                    47,994
                                                                                   ------
                                                                                  146,701
Computers, Peripherals & Software  (1.1%):
            2,600  Cognos, Inc. (b)                                                92,352
            2,800  NetIQ Corp. (b)                                                 29,960
            1,600  Novell, Inc. (b)                                                10,096
            2,600  Sybase, Inc. (b)                                                35,854
                                                                                   ------
                                                                                  168,262
Consulting Services  (0.5%):
            5,410  Forrester Research, Inc. (b)                                    82,448
                                                                                   ------
Consumer Products  (0.3%):
              400  Harman International Industries,                                43,100
                                                                                   ------
                   Inc.
Containers - Paper/Plastic  (0.2%):
            1,300  Pactiv Corp. (b)                                                30,225
                                                                                   ------
Diversified Operations  (2.1%):
              600  Ball Corp.                                                      22,458
            3,200  Griffon Corp. (b)                                               67,520
            3,421  Teleflex, Inc.                                                 145,393
            1,100  Textron, Inc.                                                   70,697
              485  Viad Corp                                                       11,509
                                                                                   ------
                                                                                  317,577
Drugs & Health Care  (1.2%):
            1,785  Barr Laboratories, Inc. (b)                                     73,953
            5,852  Mylan Laboratories, Inc.                                       105,336
                                                                                  -------
                                                                                  179,289
Electrical Components  (1.9%):
            1,956  Cooper Industries Ltd., Class A                                115,404
            3,600  Elbit Systems Ltd.                                              72,324
            1,400  Intersil Corp., Class A                                         22,302
            1,600  Rayovac Corp. (b)                                               42,160
            2,381  Vishay Intertechnology, Inc. (b)                                30,715
                                                                                   ------
                                                                                  282,905
Electrical Services  (1.1%):
            1,700  Constellation Energy Group                                      67,728
            2,791  Energy East Corp.                                               70,278
            1,829  Teco Energy, Inc.                                               24,746
                                                                                   ------
                                                                                  162,752
Electronic Components  (1.2%):
              150  Benchmark Electronics, Inc. (b)                                  4,470
            1,512  Fisher Scientific International, Inc. (b)                       88,195
              600  Molex, Inc.                                                     17,892
              800  PerkinElmer, Inc.                                               13,776
            2,000  Thomas & Betts Corp.                                            53,640
                                                                                   ------
                                                                                  177,973
Energy  (0.3%):
            1,296  Allete, Inc.                                                    42,120
                                                                                   ------
Environmental Services  (0.4%):
            1,300  Stericycle, Inc. (b)                                            59,670
                                                                                   ------
Financial Services  (5.3%):
            2,350  Allied Capital Corp. (c)                                        57,317
            2,100  Ambac Financial Group, Inc.                                    167,894
            1,884  AmeriCredit Corp. (b)                                           39,338
            1,037  Bear Stearns Companies, Inc.                                    99,728
            2,259  City National Corp.                                            146,722
            1,900  First American Financial Corp.                                  58,577
            1,400  Firstmerit Corp.                                                36,827
            1,767  Legg Mason, Inc.                                                94,128
            1,940  MoneyGram International, Inc.                                   33,135
            1,800  Wilmington Trust Corp.                                          65,178
                                                                                   ------
                                                                                  798,844
Food & Beverages  (1.7%):
            1,300  Constellation Brands, Inc. (b)                                  49,478
            1,500  McCormick & Co., Inc.                                           51,510
            1,511  Ralcorp Holding, Inc. (b)                                       54,547
            1,500  Smithfield Foods, Inc. (b)                                      37,500
            1,334  SUPERVALU, Inc.                                                 36,752
            1,770  Tyson Foods, Inc., Class A                                      28,355
                                                                                   ------
                                                                                  258,142
Gas & Natural Gas  (3.7%):
            2,200  AGL Resources, Inc.                                             67,694
            2,300  Atmos Energy Corp.                                              57,937
              700  Keyspan Corp.                                                   27,440
            2,921  MDU Resources Group, Inc.                                       76,910
            2,200  National Fuel Gas Co.                                           62,326
            1,200  New Jersey Resources Corp.                                      49,680
            1,200  Peoples Energy Corp.                                            50,016
            3,664  Questar Corp.                                                  167,884
                                                                                  -------
                                                                                  559,887
Healthcare Equipment & Supplies  (0.5%):
            1,070  Hillenbrand Industries, Inc.                                    54,067
            1,700  Viasys Healthcare, Inc. (b)                                     28,441
                                                                                   ------
                                                                                   82,508
Hotels  (0.3%):
              400  Hilton Hotels Corp.                                              7,536
              900  Starwood Hotels & Resorts                                       41,778
                                                                                   ------
                   Worldwide, Inc.
                                                                                   49,314
Household Products  (1.0%):
            2,730  Church & Dwight Co., Inc.                                       76,604
              900  Ferro Corp.                                                     19,629
            1,030  Whirlpool Corp.                                                 61,893
                                                                                   ------
                                                                                  158,126
Insurance  (4.3%):
            1,400  Allmerica Financial Corp. (b)                                   37,632
            1,917  Fidelity National Financial, Inc.                               73,038
            1,830  Nationwide Financial Services, Inc.                             64,251
            3,949  Old Republic International Corp.                                98,843
            2,143  PMI Group, Inc.                                                 86,963
            2,423  Protective Life Corp.                                           95,248
            2,127  Torchmark Corp.                                                113,113
            1,144  UnitedHealth Group, Inc.                                        84,359
                                                                                   ------
                                                                                  653,447
Lasers - Systems/Components  (0.2%):
              940  Coherent, Inc. (b)                                              24,384
                                                                                   ------
Leisure  (1.8%):
            1,500  Brunswick Corp.                                                 68,640
            2,485  Callaway Golf Co.                                               26,266
            3,982  Royal Caribbean Cruises Ltd.                                   173,616
                                                                                  -------
                                                                                  268,522
Machinery  (2.2%):
              900  AptarGroup, Inc.                                                39,573
            2,219  Kennametal, Inc.                                               100,188
            2,336  Parker Hannifin Corp.                                          137,497
              300  Rockwell International Corp.                                    11,610
              984  Tecumseh Products Co., Class A                                  41,200
                                                                                   ------
                                                                                  330,068
Measuring Devices  (1.5%):
              488  FLIR Systems, Inc. (b)                                          28,548
            1,907  Tektronix, Inc.                                                 63,408
            2,789  Thermo Electron Corp. (b)                                       75,359
            1,650  Trimble Navigation Ltd. (b)                                     52,140
                                                                                   ------
                                                                                  219,455
Medical & Medical Services  (4.1%):
            3,000  Coventry Health Care, Inc. (b)                                 160,110
              400  Dentsply International, Inc.                                    20,776
            1,200  Health Management Associates,                                   24,516
                   Inc.
            2,333  Lincare Holdings, Inc. (b)                                      69,313
            1,720  Owens & Minor, Inc.                                             43,688
            1,800  Pediatrix Medical Group, Inc. (b)                               98,730
            2,550  Renal Care Group, Inc. (b)                                      82,187
            2,300  Respironics, Inc. (b)                                          122,912
                                                                                  -------
                                                                                  622,232
Metal Processors & Fabrication  (0.8%):
            1,900  Precision Castparts Corp.                                      114,095
                                                                                  -------
Miscellaneous Business Services  (3.0%):
            2,200  Cadence Design Systems, Inc. (b)                                28,688
              774  Caremark Rx, Inc. (b)                                           24,822
            1,900  Electronic Arts, Inc. (b)                                       87,381
            2,152  NCO Group, Inc. (b)                                             57,996
            1,200  Ryder System, Inc.                                              56,448
            3,600  Symantec Corp. (b)                                             197,569
                                                                                  -------
                                                                                  452,904
Office Supplies  (0.1%):
              300  Avery Dennison Corp.                                            19,734
                                                                                   ------
Oil & Gas - Exploration & Production  (3.3%):
            3,507  Devon Energy Corp.                                             249,032
            1,300  Suncor Energy, Inc. ADR                                         41,613
              800  Unocal Corp.                                                    34,400
            3,507  Weatherford International, Inc. (b)                            178,927
                                                                                  -------
                                                                                  503,972
Paper & Paper Products  (0.2%):
            1,800  Rock-Tenn Co.                                                   28,332
                                                                                   ------
Paperboard Containers & Boxes  (0.5%):
            3,000  Bemis Co.                                                       79,740
                                                                                   ------
Personal Products  (0.3%):
            2,200  NBTY, Inc. (b)                                                  47,432
                                                                                   ------
Petroleum & Petroleum Products  (4.8%):
            2,756  Apache Corp.                                                   138,103
           13,058  Chesapeake Energy Corp.                                        206,708
              900  Forest Oil Corp. (b)                                            27,108
            1,000  Helmerich & Payne, Inc.                                         28,690
              800  Murphy Oil Corp.                                                69,416
            5,500  Patina Oil & Gas Corp.                                         162,635
            1,243  Unit Corp. (b)                                                  43,604
            2,100  Vintage Petroleum, Inc.                                         42,147
                                                                                   ------
                                                                                  718,411
Pharmaceuticals  (0.7%):
              700  Biovail Corp. (b)                                               12,110
            2,200  Omnicare, Inc.                                                  62,392
              900  Watson Pharmaceutical, Inc. (b)                                 26,514
                                                                                   ------
                                                                                  101,016
Pollution Control  (0.5%):
            2,879  Pall Corp.                                                      70,478
                                                                                   ------
Printing & Publishing  (1.3%):
            2,000  Banta Corp.                                                     79,500
            4,068  Paxar Corp. (b)                                                 92,262
            1,000  R.R. Donnelley & Sons Co.                                       31,320
                                                                                   ------
                                                                                  203,082
Real Estate Investment Trusts  (0.9%):
            2,227  LNR Property Corp.                                             137,874
                                                                                  -------
Restaurants  (0.3%):
            1,678  Ruby Tuesday, Inc.                                              46,766
                                                                                   ------
Retail  (3.7%):
            1,549  Abercrombie & Fitch Co., Class A                                48,794
            4,350  AnnTaylor Stores Corp. (b)                                     101,790
            3,537  Applebee's International, Inc.                                  89,415
            1,500  Furniture Brands International, Inc.                            37,620
              600  Nieman Marcus Group, Inc.                                       34,500
            2,179  Nordstrom, Inc.                                                 83,325
              300  Pacific Sunwear of California, Inc. (b)                          6,315
            1,300  PETsMART, Inc.                                                  36,907
            2,200  Sonic Automotives, Inc.                                         44,110
            2,600  Zales Corp. (b)                                                 73,060
                                                                                   ------
                                                                                  555,836
Schools  (0.1%):
              500  Career Education Corp. (b)                                      14,215
                                                                                   ------
Semiconductor Equipment  (1.2%):
              700  DuPont Photomasks, Inc. (b)                                     11,928
            2,000  ESS Technology, Inc. (b)                                        13,700
            1,978  Imation Corp.                                                   70,397
            1,992  International Rectifier Corp. (b)                               68,326
              717  Varian Semiconductor Equipment                                  22,155
                                                                                   ------
                   Associates, Inc. (b)
                                                                                  186,506
Telephone & Telecommunications  (0.6%):
              807  CenturyTel, Inc.                                                27,632
            3,000  Ciena Corp. (b)                                                  5,940
              400  Commonwealth Telephone                                          17,420
                   Enterprises, Inc. (b)
            1,000  US Cellular Corp. (b)                                           43,150
                                                                                   ------
                                                                                   94,142
Tires & Tubes  (0.1%):
            1,087  Cooper Tire & Rubber Co.                                        21,925
                                                                                   ------
Tools & Accessories  (0.5%):
            1,700  Snap-On, Inc.                                                   46,852
              793  The Stanley Works                                               33,726
                                                                                   ------
                                                                                   80,578
Wholesale Distribution  (1.1%):
            2,000  AmerisourceBergen Corp.                                        107,420
            1,200  BorgWarner, Inc.                                                51,948
                                                                                   ------
                                                                                  159,368
Woven Carpets & Rugs  (1.6%):
            3,100  Mohawk Industries, Inc. (b)                                    246,109
                                                                                  -------
Total Common Stocks (Cost $11,094,083)                                         13,200,783
                                                                               ----------

Mutual Funds  (5.5%):
Exchange Traded Funds  (5.5%):
            3,600  iShares S&P Midcap 400                                         427,500
            3,652  MidCap SPDR Trust, Series 1                                    395,950
                                                                                  -------
Total Mutual Funds (Cost $688,326)                                                823,450
                                                                                  -------

Cash Equivalent  (7.1%):
        1,073,283  Huntington Money Market Fund,                                1,073,283
                                                                                ---------
                   Interfund Class *
Total Cash Equivalent (Cost $1,073,283)                                         1,073,283
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending  (1.3%):
         $189,325  Pool of various securities for Huntington
VA                                                                                189,325
                                                                                  -------
                   Funds- See Footnote G (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $189,325)
           189,325



Total Investments (Cost $13,045,017) (a)   -   101.3%                          15,286,841
Liabilities in Excess of Other Assets   -   (1.3)%                              (186,529)

NET ASSETS   -   100.0%                                                $       15,100,312
                                                                               ==========
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                         $2,523,849
      Unrealized depreciation                          (282,025)
                                             --------------------

      Net unrealized appreciation                     $2,241,824
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.











Huntington VA New Economy Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)


                   Security
         Shares   Description                                                      Value
Common Stocks  (79.1%):
Aerospace & Defense  (0.6%):
              650  Armor Holdings, Inc. (b)                            $           27,047
                                                                                   ------
Apparel & Textiles  (1.3%):
              345  Bebe Stores, Inc.                                                7,286
              240  Coach, Inc. (b)                                                 10,181
              270  Fossil, Inc. (b)                                                 8,354
            1,030  K-Swiss, Inc., Class A                                          19,828
              730  The Children's Place, Inc. (b)                                  17,454
                                                                                   ------
                                                                                   63,103
Auto Dealers  (0.1%):
              400  Asbury Automotive Group (b)                                      5,400
                                                                                    -----
Auto/Truck Parts & Equipment  (1.8%):
              520  Autoliv, Inc.                                                   21,008
              180  Brilliance China Automotive Holdings                             3,622
                    Ltd. ADR (b)
              400  Cummins Engine, Inc.                                            29,556
              155  Group 1 Automotive, Inc. (b)                                     4,228
              124  Lear Corp.                                                       6,752
               86  Magna International, Inc.                                        6,371
              183  PACCAR, Inc.                                                    12,649
                                                                                   ------
                                                                                   84,186
Banks  (4.7%):
            1,348  Countrywide Credit Industries, Inc.                             53,097
              547  Dime Community Bancshares                                        9,190
              250  First Republic Bancorp, Inc.                                    11,500
              400  Flagstar Bancorp, Inc.                                           8,512
              190  Independence Community Bank                                      7,420
                   Corp.
              325  Irwin Financial Corp.                                            8,392
              247  MB Financial, Inc.                                               9,791
              700  New Century Financial Corp.                                     42,153
              370  New York Community Bancorp,                                      7,600
                   Inc.
              450  R & G Financial Corp., Class B                                  17,392
              460  Sovereign Bancorp                                               10,037
              266  UCBH Holdings, Inc.                                             10,393
              220  Washington Mutual, Inc.                                          8,598
              225  Webster Financial Corp.                                         11,113
              220  WFS Financial, Inc. (b)                                         10,241
                                                                                   ------
                                                                                  225,429
Batteries/ Battery Systems  (0.2%):
              250  Energizer Holdings, Inc. (b)                                    11,525
                                                                                   ------
Biotechnology  (0.6%):
              490  Invitrogen Corp. (b)                                            26,945
                                                                                   ------
Building & Construction  (6.4%):
              580  Centex Corp.                                                    29,267
            1,050  D. R. Horton, Inc.                                              34,765
              500  Dycom Industries, Inc. (b)                                      14,195
                3  Eagle Materials, Inc.                                              214
               12  Eagle Materials, Inc., Class B                                     828
              120  KB Home                                                         10,139
              400  Lennar Corp.                                                    19,040
              152  M/I Schottenstein Homes, Inc.                                    6,451
              440  Masco Corp.                                                     15,193
              162  MDC Holdings, Inc.                                              11,842
               14  NVR, Inc. (b)                                                    7,714
              200  Pulte Homes, Inc.                                               12,274
              100  Ryland Group, Inc.                                               9,266
              310  Simpson Manufacturing Co., Inc.                                 19,592
              410  Standard-Pacific Corp.                                          23,112
              375  Technical Olympic USA, Inc.                                     10,590
              800  Terex Corp. (b)                                                 34,719
              690  USG Corp. (b)                                                   12,579
              880  Washington Group International, Inc.                            30,465
                                                                                   ------
                    (b)
                                                                                  302,245
Chemicals  (1.5%):
              200  Eastman Chemical Co.                                             9,510
              300  Georgia Gulf Corp.                                              13,377
              300  Monsanto Co.                                                    10,926
              375  OM Group, Inc. (b)                                              13,710
              380  TETRA Technologies, Inc. (b)                                    11,799
              300  The Dow Chemical Co.                                            13,554
                                                                                   ------
                                                                                   72,876
Commercial Services & Supplies  (1.1%):
            1,938  Cendant Corp.                                                   41,861
              300  StarTek, Inc.                                                    9,408
                                                                                    -----
                                                                                   51,269
Communications Equipment  (0.4%):
              190  L-3 Communications Corp.                                        12,730
              370  Nextel Communications, Inc., Class                               8,821
                                                                                    -----
                   A (b)
                                                                                   21,551
Computer Services  (2.4%):
              800  Activision, Inc. (b)                                            11,096
            1,300  Earthlink, Inc. (b)                                             13,390
            1,020  Filenet Corp. (b)                                               17,810
              300  Infospace, Inc. (b)                                             14,217
              420  Intergraph Corp. (b)                                            11,411
              400  Jabil Circuit, Inc. (b)                                          9,200
              800  Pinnacle Systems, Inc. (b)                                       3,336
              207  Sungard Data Systems, Inc. (b)                                   4,920
              400  Synopsys, Inc. (b)                                               6,332
              300  Veritas Software Corp. (b)                                       5,340
              476  Yahoo, Inc. (b)                                                 16,141
                                                                                   ------
                                                                                  113,193
Computers  (3.3%):
              300  Ansys, Inc. (b)                                                 14,919
              825  Apple Computer, Inc. (b)                                        31,968
              550  Cerner Corp. (b)                                                23,793
            1,080  Cisco Systems, Inc. (b)                                         19,548
              700  EMC Corp. (b)                                                    8,078
              700  Maxtor Corp. (b)                                                 3,640
              600  Mentor Graphics Corp. (b)                                        6,579
              250  NCR Corp. (b)                                                   12,398
              400  Progress Software Corp. (b)                                      7,960
              200  Sandisk Corp. (b)                                                5,824
            1,190  Transaction Systems Architects,                                 22,116
                                                                                   ------
                   Inc., Class A (b)
                                                                                  156,823
Consumer Products  (0.8%):
              610  Finish Line, Class A                                            18,861
              120  Harman International Industries,                                12,930
                   Inc.
              310  Helen of Troy Ltd. (b)                                           8,438
                                                                                    -----
                                                                                   40,229
Dental Supplies & Equipment  (0.7%):
              420  Patterson Cos, Inc. (b)                                         32,155
                                                                                   ------
Diversified Operations  (1.5%):
              400  Ball Corp.                                                      14,972
            2,170  Casella Waste Systems, Inc., Class A (b)                        25,693

              370  Griffon Corp. (b)                                                7,807
              800  The Brink's Co.                                                 24,136
                                                                                   ------
                                                                                   72,608
Electronic Components  (1.8%):
              665  Benchmark Electronics, Inc. (b)                                 19,817
              400  DSP Group, Inc. (b)                                              8,420
              381  Fisher Scientific International, Inc. (b)                       22,212
              700  Flextronics International Ltd. (b)                               9,275
              810  Methode Electronics                                             10,360
            2,100  Sanmina Corp. (b)                                               14,805
              860  Viscount Systems, Inc. (b)                                       1,058
                                                                                    -----
                                                                                   85,947
Environmental Services  (0.1%):
              120  Stericycle, Inc. (b)                                             5,508
                                                                                    -----
Financial Services  (1.1%):
              470  CompuCredit Corp. (b)                                            8,751
              300  Doral Financial Corp.                                           12,441
              440  First American Financial Corp.                                  13,566
               95  Golden West Financial Corp.                                     10,540
              190  H & R Block, Inc.                                                9,390
                                                                                    -----
                                                                                   54,688
Food & Beverages  (4.0%):
            1,200  Archer-Daniels-Midland Co.                                      20,376
              480  Chiquita Brands International, Inc. (b)                          8,357
              700  Coca-Cola Enterprises, Inc.                                     13,230
              318  Constellation Brands, Inc. (b)                                  12,103
              380  Flowers Foods, Inc.                                              9,823
              360  Fresh Del Monte Produce, Inc.                                    8,968
              700  Hormel Foods Corp.                                              18,746
              800  Pilgrim's Pride Corp.                                           21,663
              320  Ralcorp Holding, Inc. (b)                                       11,552
              390  Sanderson Farms, Inc.                                           13,046
              700  Smithfield Foods, Inc. (b)                                      17,500
              350  SUPERVALU, Inc.                                                  9,643
            1,000  Tyson Foods, Inc., Class A                                      16,020
              258  YUM! Brands, Inc.                                               10,490
                                                                                   ------
                                                                                  191,517
Healthcare Equipment & Supplies  (0.3%):
              840  Viasys Healthcare, Inc. (b)                                     14,053
                                                                                   ------
Hotels  (0.7%):
              800  Caesars Entertainment, Inc. (b)                                 13,360
              200  MGM Grand, Inc. (b)                                              9,930
              200  Starwood Hotels & Resorts                                        9,284
                                                                                    -----
                   Worldwide, Inc.
                                                                                   32,574
Household Furnishings  (0.1%):
               78  American Woodmark Corp.                                          2,888
                                                                                    -----
Insurance  (2.0%):
              270  AFLAC, Inc.                                                     10,587
              335  Fidelity National Financial, Inc.                               12,764
              465  Old Republic International Corp.                                11,639
              350  Progressive Corp.                                               29,663
              450  UnitedHealth Group, Inc.                                        33,182
                                                                                   ------
                                                                                   97,835
Internet Services  (0.4%):
              900  DoubleClick, Inc. (b)                                            5,319
              700  Verisign, Inc. (b)                                              13,916
                                                                                   ------
                                                                                   19,235
Lasers - Systems/Components  (0.2%):
              400  Coherent, Inc. (b)                                              10,376
                                                                                   ------
Leisure  (0.4%):
              300  Brunswick Corp.                                                 13,728
              170  Royal Caribbean Cruises Ltd.                                     7,412
                                                                                    -----
                                                                                   21,140
Machinery  (0.5%):
              143  Albany International Corp., Class A                              4,263
              520  Sauer-Danfoss, Inc.                                              8,882
              200  Smith International, Inc. (b)                                   12,145
                                                                                   ------
                                                                                   25,290
Measuring Devices  (0.9%):
              742  FLIR Systems, Inc. (b)                                          43,407
                                                                                   ------
Medical & Medical Services  (10.8%):
              300  Aetna US Healthcare, Inc.                                       29,979
              510  Apria Healthcare Group, Inc. (b)                                13,898
              400  Bausch & Lomb, Inc.                                             26,580
              372  Becton, Dickinson & Co.                                         19,232
              314  Bio-Rad Laboratories, Inc., Class A (b)                         16,045
              350  Cooper Companies, Inc.                                          23,993
              390  Coventry Health Care, Inc. (b)                                  20,814
            1,125  DaVita, Inc. (b)                                                35,044
              280  Dentsply International, Inc.                                    14,543
              620  First Health Group Corp. (b)                                     9,976
              290  Genesis Healthcare Corp. (b)                                     8,819
            1,220  Gentiva Health Services (b)                                     19,971
              280  Henry Schein, Inc. (b)                                          17,447
            1,056  Hologic, Inc. (b)                                               20,349
              280  Medtronic, Inc.                                                 14,532
            1,169  Ocular Sciences, Inc. (b)                                       56,076
            1,500  Option Care, Inc.                                               23,205
              524  Pediatrix Medical Group, Inc. (b)                               28,741
              275  Quest Diagnostics, Inc.                                         24,261
              585  Renal Care Group, Inc. (b)                                      18,855
              510  St. Jude Medical, Inc. (b)                                      38,387
              924  Varian Medical Systems, Inc. (b)                                31,943
                                                                                   ------
                                                                                  512,690
Medical - HMO  (3.5%):
              275  Anthem, Inc. (b)                                                23,994
            1,500  Humana, Inc. (b)                                                29,970
              980  PacifiCare Health Systems, Inc.                                 35,966
                   (b)
            1,140  Sierra Health Services, Inc. (b)                                54,640
              200  WellPoint Health Networks, Inc. (b)                             21,018
                                                                                   ------
                                                                                  165,588
Metals & Mining  (2.1%):
              305  Barrick Gold Corp.                                               6,417
              175  Freeport-McMoran Copper & Gold,                                  7,088
                   Inc., Class B
              150  Newmont Mining Corp.                                             6,830
              175  Nucor Corp.                                                     15,990
              175  Phelps Dodge Corp.                                              16,105
              650  Reliance Steel & Aluminum Co.                                   25,804
            1,000  Timken Co.                                                      24,620
                                                                                   ------
                                                                                  102,854
Miscellaneous Business Services  (5.8%):
              970  Accenture Ltd. (b)                                              26,239
              500  Acxiom Corp.                                                    11,870
            1,310  Autodesk, Inc.                                                  63,706
              200  Black & Decker Corp.                                            15,488
              587  Caremark Rx, Inc. (b)                                           18,825
              200  Electronic Arts, Inc. (b)                                        9,198
              242  First Data Corp.                                                10,527
              304  GTECH Holdings Corp.                                             7,697
              300  Inco Ltd. (b)                                                   11,715
              500  Jack Henry & Associates, Inc.                                    9,385
              220  News Corp. Ltd. ADR                                              7,231
            1,300  Polycom, Inc. (b)                                               25,766
              600  RSA Security, Inc. (b)                                          11,580
              400  Steel Dynamics, Inc.                                            15,448
              600  Symantec Corp. (b)                                              32,928
                                                                                   ------
                                                                                  277,603
Office Equipment & Supplies  (0.2%):
              200  Avid Technology, Inc. (b)                                        9,374
               77  John H. Harland Co.                                              2,414
                                                                                    -----
                                                                                   11,788
Oil Company - Exploration & Production  (2.1%):
              248  Kerr-McGee Corp.                                                14,198
              585  Occidental Petroleum Corp.                                      32,719
              290  Pogo Producing Co.                                              13,761
              500  Transocean Sedco Forex, Inc. (b)                                17,890
              753  Xto Energy, Inc.                                                24,457
                                                                                   ------
                                                                                  103,025
Paper & Allied Products  (0.7%):
              300  Boise Cascade Corp.                                              9,984
              300  Georgia Pacific Corp.                                           10,785
              175  Temple-Inland, Inc.                                             11,751
                                                                                   ------
                                                                                   32,520
Personal Products  (0.4%):
              843  NBTY, Inc. (b)                                                  18,175
                                                                                   ------
Petroleum & Petroleum Products  (1.1%):
              175  ConocoPhillips                                                  14,499
              130  Murphy Oil Corp.                                                11,280
              400  Patina Oil & Gas Corp.                                          11,828
              200  Valero Energy Corp.                                             16,042
                                                                                   ------
                                                                                   53,649
Pharmaceutical Preparations  (0.8%):
              500  Medicis Pharmaceutical Corp., Class                             19,520
                    A
              870  Parexel International Corp. (b)                                 17,052
                                                                                   ------
                                                                                   36,572
Pharmaceuticals  (0.3%):
              550  Omnicare, Inc.                                                  15,598
                                                                                   ------
Process Control Instruments  (0.3%):
              530  Flowserve Corp. (b)                                             12,815
                                                                                   ------
Professional Services  (0.7%):
              116  Apollo Group, Inc., Class A (b)                                  8,511
              200  Strayer Education, Inc.                                         23,002
                                                                                   ------
                                                                                   31,513
Real Estate Investment Trusts  (0.7%):
              540  Annaly Mortgage Management, Inc.                                 9,250
              190  Chelsea Property Group                                          12,749
              492  Ventas, Inc.                                                    12,753
                                                                                   ------
                                                                                   34,752
Retail  (4.1%):
              580  7-ELEVEN, Inc. (b)                                              11,588
              345  Aeropostale, Inc. (b)                                            9,039
              254  Applebee's International, Inc.                                   6,408
              307  AutoNation, Inc. (b)                                             5,244
              570  Bombay Co., Inc. (b)                                             4,178
              194  CBRL Group, Inc.                                                 7,000
              414  Chico's FAS, Inc. (b)                                           14,159
              260  CVS Corp.                                                       10,954
              200  Dollar Tree Stores, Inc. (b)                                     5,390
              960  Foot Locker, Inc.                                               22,751
              300  J.C. Penney Co., Inc.                                           10,584
              200  Kmart Holding Corp. (b)                                         17,493
               99  Lowe's Cos., Inc.                                                5,381
              300  Nordstrom, Inc.                                                 11,472
              155  O'Reilly Automotive, Inc. (b)                                    5,935
              310  Pacific Sunwear of California, Inc. (b)                          6,526
              288  PETsMART, Inc.                                                   8,176
              315  RARE Hospitality International, Inc. (b)                         8,395
              198  Regis Corp.                                                      7,964
              270  TBC Corp. (b)                                                    6,032
              400  Urban Outfitters, Inc. (b)                                      13,760
                                                                                   ------
                                                                                  198,429
Schools  (0.6%):
              960  Career Education Corp. (b)                                      27,293
                                                                                   ------
Software  (0.7%):
            1,200  Alliance Atlantis Communications,                               26,604
                   Inc., Class B (b)
              390  Inter-Tel, Inc.                                                  8,432
                                                                                    -----
                                                                                   35,036
Technology  (1.0%):
              500  Altera Corp. (b)                                                 9,785
            1,500  Compuware Corp. (b)                                              7,725
              780  Intel Corp.                                                     15,647
              300  Micros Systems, Inc. (b)                                        15,021
                                                                                   ------
                                                                                   48,178
Telecommunication Equipment  (0.2%):
              600  Tekelec (b)                                                     10,008
                                                                                   ------
Telephone & Telecommunications  (0.9%):
            2,020  Aspect Communications (b)                                       20,058
              970  AT&T Wireless Services, Inc. (b)                                14,337
              130  Telephone & Data Systems, Inc.                                  10,942
                                                                                   ------
                                                                                   45,337
Transportation Services  (1.0%):
              290  ABX Air, Inc. (b)                                                1,885
              540  CP Ships Ltd.                                                    6,610
              160  Fedex Corp.                                                     13,710
              278  J.B. Hunt Transport Services, Inc.                              10,325
              710  Sea Containers Ltd., Class A                                    10,813
              119  Yellow Roadway Corp. (b)                                         5,580
                                                                                    -----
                                                                                   48,923
Wholesale Distribution  (1.2%):
              344  CDW Corp.                                                       19,962
              280  Fastenal Co.                                                    16,128
              885  SCP Pool Corp.                                                  23,665
                                                                                   ------
                                                                                   59,755
Total Common Stocks (Cost $3,220,830)                                           3,793,143
                                                                                ---------

Preferred Stock  (0.0%):
Multimedia  (0.0%):
               44  News Corp. Ltd. ADR                                              1,379
                                                                                    -----
Total Preferred Stock (Cost $1,274)                                                 1,379
                                                                                    -----

Mutual Funds  (8.9%):
Exchange Traded Funds  (8.9%):
            1,800  iShares Russell 2000 Index                                     205,236
            6,000  iShares Russell 3000 Growth                                    218,940
                                                                                  -------
Total Mutual Funds (Cost $420,610)                                                424,176
                                                                                  -------

Cash Equivalent  (12.0%):
          574,553  Huntington Money Market Fund,                                  574,553
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $574,553)                                             574,553
                                                                                  -------



Total Investments (Cost $4,217,267) (a)   -   100.0%                            4,793,251
Liabilities in Excess of Other Assets   -   0.0%                                    (450)
                                                                                    -----

NET ASSETS   -   100.0%                                                $        4,792,801
                                                                                =========
------------

     (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                           $743,669
      Unrealized depreciation                          (167,685)
                                             --------------------

      Net unrealized appreciation                       $575,984
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.









Huntington VA Rotating Markets Fund
Portfolio of Investments                                  September 30, 2004
(Unaudited)

                   Security
         Shares   Description                                                      Value
Mutual Funds  (98.0%):
            1,823  DIAMONDS Trust Series I                             $          183,941
            4,675  iShares Dow Jones U.S.                                         105,842
                   Telecommunications Sector Index
                   Fund
            9,084  iShares EAFE Index Fund                                      1,284,477
            7,131  iShares MSCI Canada Index                                      110,031
              318  iShares MSCI Emerging Markets                                   54,855
                   Index
            5,754  iShares MSCI EMU Index Fund                                    358,417
            4,890  iShares MSCI Hong Kong Index                                    54,377
                   Fund
           13,258  iShares MSCI Japan Index Fund                                  128,603
            5,316  iShares MSCI Mexico Index Fund                                 108,712
            8,055  iShares MSCI Singapore Index                                    54,774
                   Fund
            9,940  iShares MSCI United Kingdom Index                              162,320
                   Fund
           12,651  iShares Russell 1000 Index Fund                                754,759
            2,055  iShares Russell 3000 Value Index                               161,770
                   Fund
            1,985  iShares Russell Midcap Value                                   198,698
            2,845  iShares S&P Global 100 Index Fund                              160,486
              500  iShares S&P Latin America 40 Index                              33,605
                   Fund
            1,488  iShares S&P Small Cap 600 BARRA                                162,743
                   Value Fund
            2,357  iShares S&P Small Cap 600 Index                                339,974
                   Fund
            6,303  iShares U.S. Healthcare Sector                                 351,329
                   Index Fund
            3,020  Materials Select Sector SPDR Trust                              83,201
                   Index Fund
            1,796  MidCap SPDR Trust Series 1                                     194,920
            2,355  SPDR Trust Series 1                                            263,195
                                                                                  -------
Total Mutual Funds (Cost $5,051,640)                                            5,311,029
                                                                                ---------

Cash Equivalent  (2.0%):
          108,558  Huntington Money Market Fund,                                  108,558
                                                                                  -------
                   Interfund Class *
Total Cash Equivalent (Cost $108,558)                                             108,558
                                                                                  -------



Total Investments (Cost $5,160,198) (a)   -   100.0%                            5,419,587
Liabilities in Excess of Other Assets   -   0.0%                                    (334)
                                                                                    -----

NET ASSETS   -   100.0%                                                $        5,419,253
                                                                                =========
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                           $292,139
      Unrealized depreciation                           (32,750)
                                             --------------------

      Net unrealized appreciation                       $259,389
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.










Huntington VA Situs Small Cap Fund
Portfolio of Investments                                    September 30, 2004
(Unaudited)


                  Security
         Shares   Description                                                      Value
Common Stocks  (90.6%):
United States  (90.6%):
Aerospace & Defense  (4.5%):
              500  Armor Holdings, Inc. (b)                            $           20,805
                                                                                   ------
Banking  (4.9%):
              400  Anchor Bancorp Wisconsin, Inc.                                  10,360
              600  Colonial Bancgroup, Inc.                                        12,270
                                                                                   ------
                                                                                   22,630
Building & Construction  (4.2%):
              400  Florida Rock Industries                                         19,596
                                                                                   ------
Business Services  (4.5%):
              550  Jacobs Engineering Group, Inc. (b)                              21,060
                                                                                   ------
Computer Services  (10.0%):
              400  Cerner Corp. (b)                                                17,303
              600  Intergraph Corp. (b)                                            16,302
              700  Transaction Systems Architects,                                 13,010
                                                                                   ------
                   Inc. (b)
                                                                                   46,615
Consumer Products - Misc.  (1.4%):
              100  The Scotts Co. (b)                                               6,415
                                                                                    -----
Electric Services  (2.3%):
              400  Hawaiian Electric Industries, Inc.                              10,616
                                                                                   ------
Energy  (2.7%):
              400  Headwaters, Inc. (b)                                            12,344
                                                                                   ------
Fire, Marine & Casualty Insurance  (3.8%):
              450  Arch Capital Group (b)                                          17,523
                                                                                   ------
Food & Beverages  (3.7%):
              300  Fresh Del Monte Produce, Inc.                                    7,473
              400  Performance Food Group Co. (b)                                   9,480
                                                                                    -----
                                                                                   16,953
Household Furnishings  (4.7%):
              700  Fossil, Inc. (b)                                                21,658
                                                                                   ------
Leisure  (2.5%):
              250  Brunswick Corp.                                                 11,440
                                                                                   ------
Machinery  (6.2%):
              300  Cuno, Inc. (b)                                                  17,325
              500  Intermagnetics General Corp. (b)                                11,575
                                                                                   ------
                                                                                   28,900
Medical & Medical Services  (3.8%):
              150  Bio-Rad Laboratories, Inc., Class A                              7,665
                   (b)
              300  Edwards Lifesciences Corp. (b)                                  10,050
                                                                                   ------
                                                                                   17,715
Metals & Mining  (5.2%):
              400  Precision Castparts Corp.                                       24,020
                                                                                   ------
Paper & Paper Products  (3.7%):
              500  Universal Forest Products                                       17,100
                                                                                   ------
Petroleum & Petroleum Products  (8.8%):
              300  Houston Exploration Co. (b)                                     17,804
              300  Hydril Co. (b)                                                  12,885
              350  Patina Oil & Gas Corp.                                          10,350
                                                                                   ------
                                                                                   41,039
Pharmaceuticals  (0.8%):
              100  Par Pharmaceutical, Inc. (b)                                     3,593
                                                                                    -----
Retail  (6.6%):
              250  Reebok International Ltd.                                        9,180
              400  Urban Outfitters, Inc. (b)                                      13,760
              350  West Marine, Inc. (b)                                            7,483
                                                                                    -----
                                                                                   30,423
Surgical Appliances & Supplies  (2.9%):
              400  Mentor Corp.                                                    13,472
                                                                                   ------
Technology  (1.6%):
              200  Black Box Corp.                                                  7,390
                                                                                    -----
Wireless Equipment  (1.8%):
              500  Audiovox Corp., Class A (b)                                      8,420
                                                                                    -----
Total Common Stocks (Cost $392,261)                                               419,727
                                                                                  -------

Cash Equivalents  (8.8%):
           40,888  Huntington Money Market Fund,                                   40,888
                                                                                   ------
                   Interfund Class *
Total Cash Equivalents (Cost $40,888)                                              40,888
                                                                                   ------



Total Investments (Cost $433,149) (a)   -   99.4%                                 460,615
Other Assets in Excess of Liabilities   -   0.6%                                    2,974
                                                                                    -----

NET ASSETS   -   100.0%                                                $          463,589
                                                                                  =======
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                            $36,148
      Unrealized depreciation                            (8,682)
                                             --------------------

      Net unrealized appreciation                        $27,466
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.







Huntington VA Mortgage Securities Fund
Portfolio of Investments                                   September 30, 2004
(Unaudited)


         Shares
           or
        Principal  Security
         Amount   Description                                                      Value
U.S. Government Mortgage Backed Agencies  (71.0%):
Federal Home Loan Mortgage Corporation  (15.6%):
          $49,405  Pool # C90837, 5.500%, 6/1/24                       $           50,630
                                                                                   ------
Federal National Mortgage Association  (36.4%):
           44,861  Pool # 254908, 5.000%, 9/1/23                                   45,083
           48,822  Pool # 255224, 4.000%, 5/1/11                                   48,804
           24,816  Pool # 255360, 5.000%, 8/1/24                                   24,908
                                                                                   ------
                                                                                  118,795
Government National Mortgage Association  (19.0%):
           58,885  Pool # 3571, 6.500%, 6/20/34                                    62,082
                                                                                   ------
Total U.S. Government Mortgage Backed Agencies (Cost $229,214)                    231,507
                                                                                  -------

U.S. Government Agencies  (7.8%):
Federal Home Loan Bank  (7.8%):
           25,000  4.000%, 11/13/09                                                25,244
                                                                                   ------
Total U.S. Government Agencies (Cost $25,274)                                      25,244
                                                                                   ------

Common Stocks  (11.0%):
Real Estate Investment Trusts  (11.0%):
              100  Alexandria Real Estate Equities,                                 6,572
                   Inc.
              100  Boston Properties, Inc.                                          5,539
              100  Duke Realty Corp.                                                3,320
              100  Essex Property Trust, Inc.                                       7,185
              100  Health Care Property Investors,                                  2,600
                   Inc.
              100  Kimco Realty Corp.                                               5,130
              100  Simon Property Group, Inc.                                       5,363
                                                                                    -----
Total Common Stocks (Cost $31,439)                                                 35,709
                                                                                   ------

Cash Equivalent  (4.5%):
           14,511  Huntington Money Market Fund,                                   14,511
                                                                                   ------
                   Interfund Class *
Total Cash Equivalent (Cost $14,511)                                               14,511
                                                                                   ------



Total Investments (Cost $300,438) (a)   -   94.3%                                 306,971
Other assets in excess of liabilities   -   5.7%                                   18,448
                                                                                   ------

NET ASSETS   -   100.0%                                                $          325,419
                                                                                  =======
------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation                             $6,703
      Unrealized depreciation                              (170)
                                             --------------------

      Net unrealized appreciation                         $6,533
      (depreciation)
                                             ====================

Aggregate cost for federal income tax purposes is substantially the same.


See Notes to Portfolio of Investments.




NOTES TO PORTFOLIO OF INVESTMENTS


(b) Non-income producing security.
(c) All or part of the security was on loan as of September 30, 2004
 *  Affiliated
The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR - American Depositary Receipt
AMEX - American Stock Exchange
EAFE - Europe, Australasia and Far East
MSCI - Morgan Stanley Capital International
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt


This report contains the Portfolio of Investments of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

     Huntington VA Dividend Capture Fund (VA Dividend Capture Fund) Huntington VA Growth Fund (VA Growth Fund)
     Huntington VA Income Equity Fund (VA Income Equity Fund)
     Huntington VA International Equity Fund (VA International Equity Fund) Huntington VA Macro 100 Fund (VA Macro 100 Fund)
     Huntington VA Mid Corp America Fund (VA Mid Corp America Fund) Huntington VA New Economy Fund (VA New Economy Fund)
     Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
     Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Huntington VA Funds (the "Trust") calculates NAV for each of the Funds by valuing securities held based on market value. Specifically, investments in securities traded on a national securities exchange or reported on the NASDAQ National Market System (other than U.S. government obligations held by VA Mortgage Securities Fund, which are valued at the mean between the over-the-counter bid and asked prices furnished by an independent pricing service) are valued at the last reported sales price on the principal exchange as furnished by an independent pricing service on the day of valuation. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, investment securities are valued at a bid price furnished by the independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at NAV.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Board of Trustees (the "Trustees") determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or anaylsts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

B.    Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.


C. Foreign Exchange Contracts

VA International Equity Fund, VA Rotating Markets Fund, and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Rotating Markets Fund, and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2004, VA International Equity Fund, VA Rotating Markets Fund, and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

D. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


E. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


F.  Written Options Contracts

Certain of the Funds may write options contracts. A written option obligates a Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.


The following is a summary of the VA Income Equity Fund's written option activity for the quarter ended September 30, 2004:

Contracts                     Number of Contracts      Premium
Outstanding at 06/30/2004         989                  $ 58,277
Options written                   403                    27,625
Options expired                   (623)                (33,263)
Options closed                    (494)                 (33,461
Options exercised                 (17)                  (1,680)
Outstanding at 9/30/2004          258                  $ 17,498


At September 30, 2004, the VA Income Equity Fund had the following outstanding options:


WRITTEN OPTION CONTRACTS                                                             Unrealized
                                                Exercise    Number          Market   Appreciation
Contract                Type   Expiration Date  Price       of Contracts    Value    (Depreciation)
Johnson Controls, Inc.  Call   October 2004     60              80          1,600        3,790
Kerr-Mcgee Corp.        Call   October 2004     60              121           605        5,166
PPG Industries, Inc.    Call   October 2004     65              57          1,425        4,912
     NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS         $   13,868
--------------------------------------------------------------------------------------



G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (20% for VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA Mortgage Securities, VA New Economy, VA Rotating Markets, and VA Situs Small Cap Funds) on a short-term basis pursuant to agreements for certain brokers, dealers or other financial institutions. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA Mortgage Securities, VA New Economy, VA Rotating Markets and VA Situs Small Cap Funds and at least equal to 102% of the value of securities on loan for the VA Growth and VA Income Equity Funds. The cash collateral received by the Funds is pooled and at September 30, 2004 was invested in mutual funds (with interest rates ranging from 1.54% to 1.56%), a foreign certificate of deposit (with an interest rate of 1.51% and a maturity date of November 19, 2004), repurchase agreement (with an interest rate of 1.90% and maturity date of October 1, 2004), U.S. Government agencies (with interest rates ranging from 1.15% to 1.46% and maturity dates ranging from November 2004 to March 2005), and asset backed securities (with interest rates ranging from 1.64% to 2.03% and maturity dates ranging from October 2004 to December 2004). Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except VA International Equity Fund, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of September 30, 2004, the following Funds had securities with the following market values on loan:



Fund                         Market Value           Market Value of Collateral*
                             of Loaned Securities
VA Dividend Capture Fund     $1,140,444             $1,182,750
VA Income Equity Fund        294,970                302,250
VA Mid Corp America Fund     185,184                189,325

* Includes securities and cash collateral




H.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.









Item 2. Controls and Procedures.

     (a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Huntington VA Funds

By /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date  November 29, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date  November 29, 2004

By    /s/ Bryan C. Haft
            Bryan C. Haft, Treasurer and Principal Financial Officer

Date  November 29, 2004